Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2020
Expenses by nature [abstract]
Schedule of mining cost
Year ended December 31,
	2020	2019
	$	$
Employee compensation and benefits	26,472	28,986
Third party and contractors costs	52,616	60,905
Depreciation	41,654	36,084
Consumables	30,850	39,515
Changes in inventory and other costs	13,711	5,786
	165,303	171,276

Schedule of general and administrative expenses
	2020	2019
	$	$
Salaries and benefits	10,835	9,763
Consulting and professional fees	2,922	2,705
Office expenses	2,182	1,539
Marketing and communication expenses	815	807
Share-based compensation expense	668	1,174
Listing and filing fees	257	318
Director expenses	1,307	1,282
Travelling expense	237	596
Other	1,047	1,331
	20,270	19,515